DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
DERIVATIVE LIABILITIES
Schedule of derivative liabilities
	Options and	Convertible
	Warrants	Notes	Total

Balance, April 30, 2021	$235,902	$2,774,140	$3,010,042
Change in fair value of derivative liabilities	(235,902)	(2,774,140)	(3,010,042)

Balance, October 31, 2021	$-	$-	$-

	Options and	Convertible
	Warrants	Notes	Total

Balance, April 30, 2019	$18,063	$1,807,533	$1,825,596
New issuances of debt	-	192,500	192,500
Debt conversions and repayments	-	(812,896)	(812,896)
Change in fair value of derivative liabilities	(18,048)	1,420,281	1,402,233

Balance, April 30, 2020	15	2,607,418	2,607,433
New issuances of options, warrants and debt	-	200,859	200,859
Debt conversions and repayments	-	(22,705,172)	(22,705,172)
Change in fair value of derivative liabilities	235,887	22,671,035	22,906,922

Balance, April 30, 2021	$235,902	$2,774,140	$3,010,042